Investor A C Institutional Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK CAPITAL APPRECIATION FUND, INC.	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	813
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	1,648
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	1,887
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	901
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,588